Borrowings - Bonds (Details) - NOK 2021 Bonds $ in Thousands		12 Months Ended
	Jun. 30, 2018 USD ($) $ / kr	Dec. 31, 2017 USD ($) $ / kr
Borrowings
Aggregate carrying amount, net of unamortized financing costs and unamortized premium	$ 90,964	$ 89,723
Fair value of bond	$ 97,832	$ 97,416
Exchange rate | $ / kr	0.1228	0.1213